JPMorgan Carbon Transition U.S. Equity ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%
Aerospace & Defense — 0.3%
Curtiss-Wright Corp.	11	3,816
Hexcel Corp.	19	1,239
TransDigm Group, Inc.	16	21,654
		26,709
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	39	3,880
Expeditors International of Washington, Inc.	41	4,657
		8,537
Automobile Components — 0.0% ^
Gentex Corp.	7	181
Automobiles — 2.3%
Tesla, Inc. *	474	191,780
Banks — 1.4%
Bank of America Corp.	777	35,975
Citigroup, Inc.	560	45,601
NU Holdings Ltd., Class A (Brazil) *	941	12,459
Wells Fargo & Co.	268	21,118
		115,153
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A *	4	1,003
Brown-Forman Corp., Class B	71	2,344
Celsius Holdings, Inc. *	52	1,299
Coca-Cola Consolidated, Inc.	2	2,735
Constellation Brands, Inc., Class A	47	8,498
Keurig Dr Pepper, Inc.	331	10,625
Molson Coors Beverage Co., Class B	26	1,423
Monster Beverage Corp. *	219	10,667
		38,594
Biotechnology — 2.4%
AbbVie, Inc.	190	34,941
Alnylam Pharmaceuticals, Inc. *	38	10,310
Amgen, Inc.	159	45,382
Gilead Sciences, Inc.	370	35,964
Incyte Corp. *	45	3,337
Ionis Pharmaceuticals, Inc. *	34	1,085
Moderna, Inc. *	95	3,745
Natera, Inc. *	34	6,015
Regeneron Pharmaceuticals, Inc. *	31	20,862
Vertex Pharmaceuticals, Inc. *	76	35,088
		196,729
Broadline Retail — 3.9%
Amazon.com, Inc. *	1,314	312,312
eBay, Inc.	142	9,582
Etsy, Inc. *	40	2,196
		324,090

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — 0.7%
Carlisle Cos., Inc.	13	5,063
Carrier Global Corp.	193	12,618
Hayward Holdings, Inc. *	44	663
Lennox International, Inc.	9	5,332
Masco Corp.	64	5,074
Simpson Manufacturing Co., Inc.	13	2,184
Trane Technologies plc	67	24,304
		55,238
Capital Markets — 5.4%
Affiliated Managers Group, Inc.	11	2,067
Ares Management Corp.	48	9,514
Bank of New York Mellon Corp. (The)	191	16,413
Blackrock, Inc.	17	18,283
Blackstone, Inc.	192	34,005
Cboe Global Markets, Inc.	31	6,334
Charles Schwab Corp. (The)	443	36,645
CME Group, Inc.	107	25,308
Goldman Sachs Group, Inc. (The)	88	56,355
Interactive Brokers Group, Inc., Class A	31	6,741
Intercontinental Exchange, Inc.	169	27,011
Jefferies Financial Group, Inc.	52	3,998
KKR & Co., Inc.	183	30,574
LPL Financial Holdings, Inc.	22	8,072
MarketAxess Holdings, Inc.	9	1,986
Moody's Corp.	47	23,474
Morgan Stanley	345	47,758
Morningstar, Inc.	9	2,958
MSCI, Inc.	23	13,726
Nasdaq, Inc.	111	9,140
Robinhood Markets, Inc., Class A *	199	10,338
S&P Global, Inc.	90	46,927
TPG, Inc.	30	2,017
Tradeweb Markets, Inc., Class A	32	4,061
XP, Inc., Class A (Brazil)	125	1,706
		445,411
Chemicals — 1.4%
Albemarle Corp.	31	2,610
Ashland, Inc.	12	762
Celanese Corp.	39	2,770
Ecolab, Inc.	115	28,772
Element Solutions, Inc.	139	3,587
FMC Corp.	46	2,566
Huntsman Corp.	24	404
International Flavors & Fragrances, Inc.	76	6,619
Linde plc	126	56,211

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Scotts Miracle-Gro Co. (The)	6	426
Sherwin-Williams Co. (The)	25	8,954
		113,681
Commercial Services & Supplies — 1.0%
Cintas Corp.	58	11,633
Clean Harbors, Inc. *	14	3,262
Copart, Inc. *	259	15,004
MSA Safety, Inc.	8	1,318
RB Global, Inc. (Canada)	17	1,521
Republic Services, Inc.	61	13,229
Tetra Tech, Inc.	90	3,312
Veralto Corp.	73	7,547
Waste Management, Inc.	119	26,211
		83,037
Communications Equipment — 1.6%
Arista Networks, Inc. *	305	35,145
Ciena Corp. *	41	3,573
Cisco Systems, Inc.	1,011	61,267
F5, Inc. *	17	5,053
Motorola Solutions, Inc.	49	22,993
		128,031
Construction & Engineering — 0.1%
AECOM	40	4,217
MasTec, Inc. *	18	2,612
		6,829
Consumer Finance — 1.3%
Ally Financial, Inc.	81	3,157
American Express Co.	165	52,379
Capital One Financial Corp.	112	22,815
Discover Financial Services	74	14,881
SLM Corp.	54	1,507
Synchrony Financial	115	7,933
		102,672
Consumer Staples Distribution & Retail — 1.6%
Casey's General Stores, Inc.	11	4,639
Costco Wholesale Corp.	50	48,994
Kroger Co. (The)	197	12,143
Sysco Corp.	146	10,646
US Foods Holding Corp. *	74	5,249
Walgreens Boots Alliance, Inc.	234	2,406
Walmart, Inc.	470	46,135
		130,212
Containers & Packaging — 0.1%
Avery Dennison Corp.	24	4,458

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Distributors — 0.1%
Genuine Parts Co.	26	3,022
Pool Corp.	11	3,787
		6,809
Diversified Consumer Services — 0.0% ^
ADT, Inc.	147	1,129
Diversified REITs — 0.0% ^
WP Carey, Inc.	71	3,970
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	367	8,709
Iridium Communications, Inc.	49	1,409
Liberty Global Ltd., Class C (Belgium) *	81	950
Verizon Communications, Inc.	236	9,296
		20,364
Electric Utilities — 0.9%
Constellation Energy Corp.	93	27,898
Edison International	225	12,150
Eversource Energy	211	12,170
Exelon Corp.	296	11,840
PG&E Corp.	632	9,891
		73,949
Electrical Equipment — 0.7%
Acuity Brands, Inc.	7	2,327
AMETEK, Inc.	68	12,550
Emerson Electric Co.	170	22,091
Generac Holdings, Inc. *	17	2,539
Hubbell, Inc.	16	6,768
Rockwell Automation, Inc.	34	9,467
		55,742
Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	40	7,966
Cognex Corp.	41	1,636
Keysight Technologies, Inc. *	52	9,274
Teledyne Technologies, Inc. *	13	6,647
Trimble, Inc. *	72	5,397
Vontier Corp.	39	1,504
Zebra Technologies Corp., Class A *	15	5,879
		38,303
Energy Equipment & Services — 0.6%
Halliburton Co.	521	13,556
Schlumberger NV	834	33,594
Weatherford International plc	45	2,833
		49,983
Entertainment — 2.0%
Electronic Arts, Inc.	78	9,587

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — continued
Liberty Media Corp-Liberty Formula One, Class C *	64	6,125
Live Nation Entertainment, Inc. *	46	6,655
Netflix, Inc. *	90	87,908
Spotify Technology SA *	44	24,136
Take-Two Interactive Software, Inc. *	51	9,461
Walt Disney Co. (The)	128	14,472
Warner Bros Discovery, Inc. *	717	7,486
		165,830
Financial Services — 5.1%
Affirm Holdings, Inc. *	74	4,519
Apollo Global Management, Inc.	142	24,279
Berkshire Hathaway, Inc., Class B *	164	76,862
Block, Inc. *	165	14,985
Fidelity National Information Services, Inc.	162	13,198
Fiserv, Inc. *	168	36,295
Global Payments, Inc.	76	8,577
Jack Henry & Associates, Inc.	24	4,178
Mastercard, Inc., Class A	167	92,757
PayPal Holdings, Inc. *	298	26,397
Toast, Inc., Class A *	131	5,360
Visa, Inc., Class A	313	106,983
Western Union Co. (The)	86	888
WEX, Inc. *	11	2,023
		417,301
Food Products — 0.7%
Conagra Brands, Inc.	155	4,013
Flowers Foods, Inc.	71	1,388
Freshpet, Inc. *	15	2,399
General Mills, Inc.	165	9,923
Hershey Co. (The)	43	6,418
Hormel Foods Corp.	85	2,548
J M Smucker Co. (The)	34	3,634
Kellanova	72	5,885
Kraft Heinz Co. (The)	256	7,639
Lamb Weston Holdings, Inc.	2	120
McCormick & Co., Inc. (Non-Voting)	75	5,792
Post Holdings, Inc. *	15	1,593
The Campbell's Co.	61	2,365
		53,717
Gas Utilities — 0.0% ^
UGI Corp.	63	1,936
Ground Transportation — 0.6%
Landstar System, Inc.	9	1,482
Lyft, Inc., Class A *	69	934

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ground Transportation — continued
Uber Technologies, Inc. *	595	39,776
Union Pacific Corp.	23	5,699
		47,891
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	115	14,712
Boston Scientific Corp. *	436	44,629
Dexcom, Inc. *	116	10,072
Edwards Lifesciences Corp. *	177	12,824
Enovis Corp. *	24	1,128
Hologic, Inc. *	67	4,833
IDEXX Laboratories, Inc. *	24	10,129
Insulet Corp. *	21	5,846
Intuitive Surgical, Inc. *	98	56,044
Medtronic plc	27	2,452
ResMed, Inc.	43	10,156
Stryker Corp.	107	41,868
		214,693
Health Care Providers & Services — 2.3%
Cencora, Inc.	49	12,456
Cigna Group (The)	75	22,066
CVS Health Corp.	373	21,067
Elevance Health, Inc.	63	24,929
McKesson Corp.	38	22,601
Premier, Inc., Class A	19	431
UnitedHealth Group, Inc.	158	85,713
		189,263
Health Care REITs — 0.0% ^
Medical Properties Trust, Inc.	99	464
Omega Healthcare Investors, Inc.	67	2,483
		2,947
Health Care Technology — 0.1%
Certara, Inc. *	79	1,124
Veeva Systems, Inc., Class A *	44	10,264
		11,388
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A *	130	17,052
Booking Holdings, Inc.	10	47,376
Chipotle Mexican Grill, Inc. *	405	23,632
Choice Hotels International, Inc.	4	589
Expedia Group, Inc. *	37	6,325
McDonald's Corp.	189	54,564
Planet Fitness, Inc., Class A *	21	2,272
Wendy's Co. (The)	71	1,053
Yum! Brands, Inc.	84	10,962
		163,825

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — 0.4%
DR Horton, Inc.	86	12,203
Lennar Corp., Class A	73	9,581
Millrose Properties, Inc., Class A ‡ *	37	339
PulteGroup, Inc.	60	6,827
		28,950
Household Products — 0.3%
Church & Dwight Co., Inc.	72	7,598
Clorox Co. (The)	37	5,871
Kimberly-Clark Corp.	88	11,437
Spectrum Brands Holdings, Inc.	12	1,015
		25,921
Independent Power and Renewable Electricity Producers — 0.0% ^
Clearway Energy, Inc., Class C	56	1,452
Industrial REITs — 0.5%
EastGroup Properties, Inc.	14	2,375
Prologis, Inc.	273	32,555
Rexford Industrial Realty, Inc.	71	2,887
STAG Industrial, Inc.	45	1,538
		39,355
Insurance — 2.9%
Aflac, Inc.	166	17,825
American International Group, Inc.	177	13,038
Aon plc, Class A	58	21,508
Arch Capital Group Ltd.	97	9,028
Arthur J Gallagher & Co.	65	19,618
Assurant, Inc.	13	2,797
Axis Capital Holdings Ltd.	26	2,367
Brighthouse Financial, Inc. *	26	1,604
Chubb Ltd.	120	32,626
Everest Group Ltd.	12	4,170
Hartford Financial Services Group, Inc. (The)	70	7,809
Marsh & McLennan Cos., Inc.	11	2,386
MetLife, Inc.	175	15,139
Primerica, Inc.	10	2,902
Progressive Corp. (The)	173	42,634
Prudential Financial, Inc.	107	12,921
Reinsurance Group of America, Inc.	19	4,329
RenaissanceRe Holdings Ltd. (Bermuda)	14	3,256
Travelers Cos., Inc. (The)	68	16,672
WR Berkley Corp.	87	5,118
		237,747
Interactive Media & Services — 6.3%
Alphabet, Inc., Class A	1,493	304,602
Match Group, Inc.	61	2,178
Meta Platforms, Inc., Class A	295	203,308

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — continued
Pinterest, Inc., Class A *	165	5,438
ZoomInfo Technologies, Inc. *	134	1,379
		516,905
IT Services — 2.0%
Accenture plc, Class A (Ireland)	161	61,977
Cloudflare, Inc., Class A *	89	12,318
EPAM Systems, Inc. *	16	4,063
Gartner, Inc. *	22	11,942
Globant SA *	12	2,560
International Business Machines Corp.	209	53,441
MongoDB, Inc. *	20	5,467
Okta, Inc. *	46	4,334
Twilio, Inc., Class A *	45	6,596
		162,698
Leisure Products — 0.0% ^
Hasbro, Inc.	38	2,198
YETI Holdings, Inc. *	17	633
		2,831
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	88	13,334
Danaher Corp.	68	15,146
Illumina, Inc. *	47	6,239
IQVIA Holdings, Inc. *	53	10,672
Mettler-Toledo International, Inc. *	6	8,187
Repligen Corp. *	13	2,161
Thermo Fisher Scientific, Inc.	26	15,541
Waters Corp. *	17	7,063
		78,343
Machinery — 2.8%
Caterpillar, Inc.	136	50,516
Crane Co.	14	2,384
Deere & Co.	75	35,742
Dover Corp.	41	8,351
Flowserve Corp.	39	2,442
Graco, Inc.	49	4,124
IDEX Corp.	22	4,935
Illinois Tool Works, Inc.	87	22,547
Ingersoll Rand, Inc.	120	11,256
Middleby Corp. (The) *	15	2,567
Nordson Corp.	17	3,744
Otis Worldwide Corp.	118	11,259
PACCAR, Inc.	153	16,965
Parker-Hannifin Corp.	38	26,868
Snap-on, Inc.	14	4,972

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Westinghouse Air Brake Technologies Corp.	51	10,604
Xylem, Inc.	71	8,807
		228,083
Media — 0.5%
Comcast Corp., Class A	628	21,138
Fox Corp., Class A	99	5,067
Interpublic Group of Cos., Inc. (The)	101	2,896
News Corp., Class A	149	4,190
Omnicom Group, Inc.	57	4,947
Sirius XM Holdings, Inc.	66	1,585
		39,823
Metals & Mining — 0.1%
Royal Gold, Inc.	39	5,453
Southern Copper Corp. (Mexico)	23	2,107
		7,560
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	184	1,834
Annaly Capital Management, Inc.	165	3,368
Starwood Property Trust, Inc.	100	1,935
		7,137
Multi-Utilities — 0.7%
CenterPoint Energy, Inc.	172	5,602
Consolidated Edison, Inc.	102	9,561
NiSource, Inc.	133	4,961
Public Service Enterprise Group, Inc.	294	24,561
Sempra	188	15,591
		60,276
Office REITs — 0.0% ^
BXP, Inc.	42	3,072
Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp.	335	49,979
ConocoPhillips	590	58,310
Diamondback Energy, Inc.	111	18,244
New Fortress Energy, Inc.	55	825
ONEOK, Inc.	173	16,810
Targa Resources Corp.	113	22,238
Williams Cos., Inc. (The)	721	39,965
		206,371
Personal Care Products — 0.3%
BellRing Brands, Inc. *	38	2,940
Coty, Inc., Class A *	69	506
elf Beauty, Inc. *	19	1,898

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Personal Care Products — continued
Estee Lauder Cos., Inc. (The), Class A	68	5,673
Kenvue, Inc.	566	12,050
		23,067
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	18	1,061
Eli Lilly & Co.	149	120,851
Johnson & Johnson	364	55,382
Merck & Co., Inc.	213	21,049
Pfizer, Inc.	198	5,251
		203,594
Professional Services — 1.2%
Automatic Data Processing, Inc.	122	36,967
Booz Allen Hamilton Holding Corp.	37	4,773
Dayforce, Inc. *	41	2,900
Dun & Bradstreet Holdings, Inc.	79	972
Equifax, Inc.	36	9,892
FTI Consulting, Inc. *	11	2,149
Genpact Ltd.	60	2,921
ManpowerGroup, Inc.	19	1,144
Paychex, Inc.	95	14,029
Paylocity Holding Corp. *	13	2,672
Robert Half, Inc.	26	1,685
TransUnion	58	5,757
Verisk Analytics, Inc.	42	12,072
		97,933
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A *	91	13,171
CoStar Group, Inc. *	120	9,192
Jones Lang LaSalle, Inc. *	15	4,242
Zillow Group, Inc., Class C *	59	4,851
		31,456
Residential REITs — 0.4%
American Homes 4 Rent, Class A	87	3,013
AvalonBay Communities, Inc.	42	9,303
Equity LifeStyle Properties, Inc.	41	2,683
Essex Property Trust, Inc.	19	5,407
Invitation Homes, Inc.	180	5,607
UDR, Inc.	97	4,049
		30,062
Retail REITs — 0.6%
Brixmor Property Group, Inc.	86	2,241
Federal Realty Investment Trust	25	2,716
Kimco Realty Corp.	195	4,378
NNN REIT, Inc.	55	2,166
Realty Income Corp.	257	14,042

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Retail REITs — continued
Regency Centers Corp.	51	3,664
Simon Property Group, Inc.	96	16,691
		45,898
Semiconductors & Semiconductor Equipment — 9.8%
Advanced Micro Devices, Inc. *	431	49,974
Applied Materials, Inc.	217	39,136
Broadcom, Inc.	817	180,778
Enphase Energy, Inc. *	77	4,795
First Solar, Inc. *	63	10,554
KLA Corp.	40	29,530
Lattice Semiconductor Corp. *	37	2,110
Marvell Technology, Inc.	254	28,666
MKS Instruments, Inc.	19	2,152
NVIDIA Corp.	3,646	437,775
QUALCOMM, Inc.	60	10,376
Texas Instruments, Inc.	49	9,046
Universal Display Corp.	14	2,099
		806,991
Software — 11.3%
Adobe, Inc. *	110	48,119
ANSYS, Inc. *	26	9,113
Atlassian Corp., Class A *	47	14,419
Autodesk, Inc. *	64	19,926
Bentley Systems, Inc., Class B	35	1,629
Cadence Design Systems, Inc. *	81	24,107
Confluent, Inc., Class A *	56	1,662
Datadog, Inc., Class A *	89	12,701
Dolby Laboratories, Inc., Class A	16	1,340
DoubleVerify Holdings, Inc. *	62	1,278
Elastic NV *	25	2,814
Fortinet, Inc. *	187	18,865
Gen Digital, Inc.	161	4,333
Gitlab, Inc., Class A *	36	2,619
Guidewire Software, Inc. *	24	5,070
HubSpot, Inc. *	14	10,913
Intuit, Inc.	78	46,918
Microsoft Corp.	1,063	441,209
Oracle Corp.	141	23,978
Palantir Technologies, Inc., Class A *	597	49,247
Palo Alto Networks, Inc. *	193	35,593
Pegasystems, Inc.	17	1,841
PTC, Inc. *	35	6,772
Roper Technologies, Inc.	32	18,421
Salesforce, Inc.	90	30,753
ServiceNow, Inc. *	52	52,956
Synopsys, Inc. *	45	23,647
Tyler Technologies, Inc. *	13	7,821

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
UiPath, Inc., Class A *	112	1,593
Unity Software, Inc. *	84	1,865
Zscaler, Inc. *	9	1,823
		923,345
Specialized REITs — 0.5%
Crown Castle, Inc.	117	10,446
CubeSmart	74	3,086
Extra Space Storage, Inc.	37	5,698
Public Storage	47	14,028
Rayonier, Inc.	63	1,647
SBA Communications Corp.	29	5,729
		40,634
Specialty Retail — 2.1%
AutoZone, Inc. *	5	16,751
Bath & Body Works, Inc.	65	2,445
CarMax, Inc. *	44	3,768
Floor & Decor Holdings, Inc., Class A *	36	3,604
GameStop Corp., Class A *	131	3,524
Home Depot, Inc. (The)	205	84,456
Lithia Motors, Inc., Class A	8	3,009
Lowe's Cos., Inc.	25	6,501
Penske Automotive Group, Inc.	4	662
Ross Stores, Inc.	96	14,454
TJX Cos., Inc. (The)	89	11,106
Tractor Supply Co.	159	8,643
Ulta Beauty, Inc. *	14	5,770
Valvoline, Inc. *	26	965
Wayfair, Inc., Class A *	16	774
Williams-Sonoma, Inc.	37	7,821
		174,253
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	2,218	523,448
Pure Storage, Inc., Class A *	87	5,898
Super Micro Computer, Inc. *	146	4,164
		533,510
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd. *	54	1,338
Columbia Sportswear Co.	14	1,236
Crocs, Inc. *	15	1,531
Deckers Outdoor Corp. *	45	7,981
Lululemon Athletica, Inc. *	35	14,497
NIKE, Inc., Class B	350	26,915
PVH Corp.	14	1,254
Ralph Lauren Corp.	11	2,747
Skechers U.S.A., Inc., Class A *	40	3,014

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Tapestry, Inc.	66	4,814
VF Corp.	100	2,597
		67,924
Trading Companies & Distributors — 0.5%
Air Lease Corp.	30	1,386
Ferguson Enterprises, Inc.	60	10,867
United Rentals, Inc.	19	14,403
WESCO International, Inc.	10	1,850
WW Grainger, Inc.	13	13,815
		42,321
Water Utilities — 0.2%
American Water Works Co., Inc.	115	14,333
Essential Utilities, Inc.	145	5,145
		19,478
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.	27	6,290
Total Common Stocks (Cost $7,627,965)		8,183,662
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (a) (b) (Cost $16,728)	16,728	16,728
Total Investments — 100.0% (Cost $7,644,693)		8,200,390
Other Assets in Excess of Liabilities — 0.0% ^		1,982
NET ASSETS — 100.0%		8,202,372

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$26,709	$—	$—	$26,709

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Air Freight & Logistics	$8,537	$—	$—	$8,537
Automobile Components	181	—	—	181
Automobiles	191,780	—	—	191,780
Banks	115,153	—	—	115,153
Beverages	38,594	—	—	38,594
Biotechnology	196,729	—	—	196,729
Broadline Retail	324,090	—	—	324,090
Building Products	55,238	—	—	55,238
Capital Markets	445,411	—	—	445,411
Chemicals	113,681	—	—	113,681
Commercial Services & Supplies	83,037	—	—	83,037
Communications Equipment	128,031	—	—	128,031
Construction & Engineering	6,829	—	—	6,829
Consumer Finance	102,672	—	—	102,672
Consumer Staples Distribution & Retail	130,212	—	—	130,212
Containers & Packaging	4,458	—	—	4,458
Distributors	6,809	—	—	6,809
Diversified Consumer Services	1,129	—	—	1,129
Diversified REITs	3,970	—	—	3,970
Diversified Telecommunication Services	20,364	—	—	20,364
Electric Utilities	73,949	—	—	73,949
Electrical Equipment	55,742	—	—	55,742
Electronic Equipment, Instruments & Components	38,303	—	—	38,303
Energy Equipment & Services	49,983	—	—	49,983
Entertainment	165,830	—	—	165,830
Financial Services	417,301	—	—	417,301
Food Products	53,717	—	—	53,717
Gas Utilities	1,936	—	—	1,936
Ground Transportation	47,891	—	—	47,891
Health Care Equipment & Supplies	214,693	—	—	214,693
Health Care Providers & Services	189,263	—	—	189,263
Health Care REITs	2,947	—	—	2,947
Health Care Technology	11,388	—	—	11,388
Hotels, Restaurants & Leisure	163,825	—	—	163,825
Household Durables	28,611	—	339	28,950
Household Products	25,921	—	—	25,921
Independent Power and Renewable Electricity Producers	1,452	—	—	1,452
Industrial REITs	39,355	—	—	39,355
Insurance	237,747	—	—	237,747
Interactive Media & Services	516,905	—	—	516,905
IT Services	162,698	—	—	162,698
Leisure Products	2,831	—	—	2,831
Life Sciences Tools & Services	78,343	—	—	78,343
Machinery	228,083	—	—	228,083
Media	39,823	—	—	39,823
Metals & Mining	7,560	—	—	7,560
Mortgage Real Estate Investment Trusts (REITs)	7,137	—	—	7,137

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Multi-Utilities	$60,276	$—	$—	$60,276
Office REITs	3,072	—	—	3,072
Oil, Gas & Consumable Fuels	206,371	—	—	206,371
Personal Care Products	23,067	—	—	23,067
Pharmaceuticals	203,594	—	—	203,594
Professional Services	97,933	—	—	97,933
Real Estate Management & Development	31,456	—	—	31,456
Residential REITs	30,062	—	—	30,062
Retail REITs	45,898	—	—	45,898
Semiconductors & Semiconductor Equipment	806,991	—	—	806,991
Software	923,345	—	—	923,345
Specialized REITs	40,634	—	—	40,634
Specialty Retail	174,253	—	—	174,253
Technology Hardware, Storage & Peripherals	533,510	—	—	533,510
Textiles, Apparel & Luxury Goods	67,924	—	—	67,924
Trading Companies & Distributors	42,321	—	—	42,321
Water Utilities	19,478	—	—	19,478
Wireless Telecommunication Services	6,290	—	—	6,290
Total Common Stocks	8,183,323	—	339	8,183,662
Short-Term Investments
Investment Companies	16,728	—	—	16,728
Total Investments in Securities	$8,200,051	$—	$339	$8,200,390
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (a) (b)	$3,215	$38,136	$24,623	$—	$—	$16,728	16,728	$165	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.